REVERSE ACQUISITION - Narratives (Details) - shares	Jun. 25, 2021	Dec. 31, 2022	Dec. 31, 2021
REVERSE ACQUISITION
Common stock, shares outstanding		228,250,210	163,129,655
Former shareholders of Haitaoche | Kaixin auto holdings
REVERSE ACQUISITION
Percentage of ownership interest	51.61%
Haitaoche
REVERSE ACQUISITION
Issuance of shares through private placement	74,035,502
Equity interest subscribed	100.00%
Common stock, shares outstanding	143,460,495